CONVERTIBLE DEBT (Details 3) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Convertible Notes [Roll Forward]
Balance at beginning	$ 6,466
Balance at ending	5,502	6,466
Unsecured Convertible Promissory Notes [Member]
Convertible Notes [Roll Forward]
Balance at beginning	475	393
Accreted interest, net of interest paid	84	82
Balance at ending	$ 559	$ 475